Supplemental disclosures with respect to cash flows	12 Months Ended
Jan. 31, 2012
Supplemental disclosures with respect to cash flows [Text Block]

NOTE 12 – Supplemental disclosures with respect to cash flows

The significant non-cash investing and financing transactions for the twelve month period ended January 31, 2012 were as follows:

Issued 22,687,507 shares of common stock and cancelled 1,165,462 common stock purchase warrants for $0 proceeds received from the cash-less exercise of August 2009 and May 2007 common stock purchase warrants.

We amended our secured convertible promissory notes to increase the principal balance by $730,174 to reimburse the note holder for in lieu assessment fees and Alaska State rental fees paid on our Alaska claims on our behalf.

We recognized $103,950 of compensation expense related to the granting of 10,500,000 incentive and non-qualified stock options to officers, employees and consultants.

We issued 2,500,000 common stock purchase warrants which contain a full ratchet down price provision and are recorded at estimated fair value as warrant liability of $53,948.

The significant non-cash investing and financing transactions for the twelve month period ended January 31, 2011 were as follows:

We issued 187,127,678 shares of common stock as repayment of $227,455 principal portion and $47,522 interest portion of the monthly payments on the convertible notes.

We issued $4,000,000 secured convertible promissory note to Northern Dynasty in exchange for $466,217 cash received and payoff of principal and interest on the May 2007, August 2008, May 2009 and August 2009 secured convertible promissory notes totaling $3,533,783.

We issued 22,098,601 common stock purchase warrants exercisable at $0.10 through September 15, 2013 pursuant to a settlement agreement with two of our warrant holders. We also amended the August 2009 common stock purchase warrants for four of our warrant holders pursuant to a settlement agreement. The warrants were increased by 134,712,799 warrants and the exercise price was reduced from $0.02 per common share to $0.002 per common share. The company recognized settlement expense of $13,241,020 related to these settlement agreements which is reported under settlement expense on our financial statements.

We issued 135,848,741 shares of common stock upon exercise of common stock purchase warrants for no cash proceeds as all exercises were completed pursuant to the cashless exercise provisions of the August 2009 common stock purchase warrants.

We recognized a $3,730,810 loss on the change in warrant liability fair value.

We recognized $2,530,750 of compensation expense related to the granting of 95,500,000 incentive and non-qualified stock options to officers, employees and consultants.

We transferred 95 of our mineral claims in the state of Alaska to Northern Dynasty in exchange for a $1,000,000 reduction of the principal of our secured convertible promissory note.

We purchased a vehicle with a long-term note payable of $25,787.